INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2019
INCOME TAXES
Schedule of reconciliation of income taxes at statutory rates

For the years ended September 30	2019	2018	2017

Loss for the year before income tax	$(10,403,945)	$(11,602,411)	$(4,382,621)

Expected income tax recovery	$(2,688,000)	$(3,104,000)	$(1,139,000)
Non-deductible share-based payments	310,000	378,000	233,000
Acquisition gain	(1,297,000)	—	—
Other permanent differences including foreign exchange	7,000	(41,000)	(1,899,000)
Financing costs	(720,000)	(638,000)	(142,000)
Changes in statutory and foreign tax rates and other	443,920	(463,000)	15,000
Adjustment to prior year provision versus statutory return	(196,000)	290,000	(490,000)
Change in unrecognized deductible temporary differences	4,178,000	3,605,029	3,538,391

Total income tax expense	$37,920	$27,029	$116,391

Schedule of unrecognized temporary tax differences

	2019	2018	2017

Operating losses carried forward	$67,215,000	$53,568,000	$43,306,000
Investment tax credits	149,000	149,000	154,000
Equipment and intangible assets	85,000	128,000	71,000
Financing costs	5,832,000	2,771,000	1,710,000